March 30, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	PFL Variable Annuity Fund II
File No. 811-02411, CIK 0000078011
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), PFL Variable Annuity Fund II, a unit investment trust registered under the Act, recently mailed to its contract owners the annual/annual report for the underlying management investment company ING Mutual Funds, ING Funds Trust, and ING Investment Funds, Inc. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual/annual reports were filed with the Commission via EDGAR on the dated indicated:

•	ING Mutual Funds (CIK: 0000895430) filed January 6, 2006

•	ING Funds Trust (CIK: 001066602) filed December 6, 2006

•	ING Investment Funds, Inc. (CIK: 001063946) filed February 9, 2006

To the extent necessary, that filing is incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company